Property, Plant and equipment - Related information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Initial consideration			$ 6,931
Construction in progress	$ 447	$ 631
Land	51	47
Property, plant and equipment	2,628	2,390
Interest capitalized	0
Impairment - property, plant and equipment	18	0
Americas | Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Impairment - property, plant and equipment	9
Europe | Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Impairment - property, plant and equipment	9
NOMOQ AG
Disclosure of detailed information about property, plant and equipment [line items]
Net cash acquired. | €				€ 15
NOMOQ AG | Business acquisition
Disclosure of detailed information about property, plant and equipment [line items]
Initial consideration | €				15
Contingent consideration based on achievement of future milestones | €				€ 10
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	257	206	181
SGA
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 18	$ 15	$ 11